Shareholder Report, Holdings (Details) - C 000028882 [Member]	May 31, 2025
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.81%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.01%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%
Net Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%